Securitisations - Disclosure of transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	£ 256,835	£ 274,010
Liabilities, carrying amount	(138,221)	(142,218)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	14,047	11,791
Assets, fair value	14,079	12,363
Liabilities, carrying amount	(2,234)	(2,151)
Liabilities, fair value	(2,236)	(2,154)
Credit cards, unsecured and other retail lending | Loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	12,288	10,115
Assets, fair value	12,318	10,698
Liabilities, carrying amount	(2,213)	(2,130)
Liabilities, fair value	(2,210)	(2,134)
Mortgage assets | Loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	236	254
Assets, fair value	238	263
Liabilities, carrying amount	(21)	(21)
Liabilities, fair value	(26)	(20)
Mortgage assets | Financial assets at FVTPL | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	1,523	576
Assets, fair value	1,523	576
Liabilities, carrying amount	0	0
Liabilities, fair value	0	0
Personal Loans | Securitisation vehicles | Assets and liabilities classified as held for sale
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	0	846
Assets, fair value	0	826
Liabilities, carrying amount	0	0
Liabilities, fair value	£ 0	£ 0